Revenues and Cost of Services - Summary of Cost of Services (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Disaggregation of Revenue from Contracts with Customers [Line Items]
Processing costs	$ 107,276	$ 41,655	$ 18,346
Hosting expenses	3,351	1,257	696
Salaries and wages	706	497	196
Amortization of intangible assets	3,917	656	175
Cost of services	113,677	44,065	19,413
Internally Generated Software
Disclosure of Disaggregation of Revenue from Contracts with Customers [Line Items]
Amortization of intangible assets	$ 2,344	$ 656	$ 175